                             [FINANCIAL HORIZONS LOGO]

                                  INVESTMENT TRUST

                                    GROWTH FUND

                                 MUNICIPAL BOND FUND

                                GOVERNMENT BOND FUND

                                 CASH RESERVE FUND

                             --------------------------

                                      1997

                                  SEMI-ANNUAL

                                     REPORT

                                 APRIL 30, 1997

FINANCIAL HORIZONS INVESTMENT TRUST
P.O. BOX 1492
THREE NATIONWIDE PLAZA
COLUMBUS, OH 43216-1492

APRIL 30, 1997
SEMI-ANNUAL REPORT

BULK RATE
U.S. POSTAGE
PAID
CLEVELAND, OHIO
PERMIT NO. 1702

FH-0012-M

                    CONTENTS
2.......... Message to Shareholders

3-5........ Statement of Investments
            Growth Fund

6-7........ Statement of Investments
            Municipal Bond Fund

8-9........ Statement of Investments
            Government Bond Fund

10-11...... Statement of Investments
            Cash Reserve Fund

12......... Statements of Assets and Liabilities

13......... Statements of Operations

14-15...... Statements of Changes in
              Net Assets

16-19...... Financial Highlights

20-22...... Notes to Financial Statements


TOLL-FREE TELEPHONE ASSISTANCE
General account service and exchanges:
1-800-848-0920

TRUSTEES
Dimon R. McFerson -- Chairman
Columbus, Ohio

Dr. John C. Bryant
Wilmington, Ohio

Robert M. Duncan
Columbus, Ohio

Dr. Thomas J. Kerr, IV
Westerville, Ohio

OFFICERS
James F. Laird, Jr. -- Treasurer
Rae M. Pollina -- Secretary
Craig A. Alvey -- Assistant Treasurer
Charles S. Bath -- Assistant Treasurer
Craig A. Carver -- Assistant Treasurer
Edwin P. McCausland, Jr. -- Assistant Treasurer
Peter Neckermann -- Assistant Treasurer
Karen R. Tackett -- Assistant Treasurer

TRANSFER AGENT
Nationwide Investors Services, Inc.
Box 1492
Columbus, Ohio 43216-1492

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001

LEGAL COUNSEL
Druen, Dietrich, Reynolds & Koogler
One Nationwide Plaza
Columbus, Ohio 43215-2220

AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215-2537

DISTRIBUTOR
Nationwide Advisory Services, Inc.
Three Nationwide Plaza
Columbus, Ohio 43215-2220

This report is for the information of shareholders of the Financial Horizons Investment Trust's mutual funds. It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Funds.

Financial Horizons and its logo are service marks of Nationwide(R) Life Insurance Company.

                              TO OUR SHAREHOLDERS

[PICTURE]            Message to shareholders:

                     The early months of 1997 will be remembered as an exciting one for investors and for our shareholders. The Dow Jones Industrial Average (DJIA) set records early on, breaking the 7000 barrier on March 12, 1997, then suffered a brief market correction before rebounding to close at 7008.9 on April 30, 1997, an increase of 16% from the October 31, 1996 close.

Economic growth jumped 5.6% in the first quarter on an annualized basis fueled by a large inventory buildup, warm weather and the biggest surge in consumer spending in nearly 10 years. At the same time, inflation was just 2.2%, down from 2.6% during the fourth quarter of 1996. Few analysts are predicting that this level of growth will continue throughout the year as Gross Domestic Product
(GDP) rates for the second quarter are expected to be in the 2-3% range.

The combination of low inflation, strong employment levels and consistent consumer spending have continued the bull run on Wall Street. The American economy is currently running at full capacity, and most consumers are optimistic about their financial futures. This state of economic confidence has enabled the political leadership in Washington to move forward with a balanced budget proposal. Even without such a measure, it is estimated that the federal budget deficit will drop to $75 billion this year, its lowest level in six years.

The financial markets have been buoyed by these events, and many analysts now believe the economy can continue to reach new heights without triggering the brakes of inflation.

This report features detailed information on each Financial Horizons Investment Trust fund and comments from your funds' portfolio managers. The Financial Horizons Growth Fund rose 1.9% for the six-months ended April 30, 1997, assuming all dividends were reinvested. The investment objective of this Fund is to seek long-term capital appreciation.

Financial Horizons Municipal Bond and Government Bond funds are appropriate for investors seeking as high a level of income as is consistent with the preservation of capital. The Municipal Bond Fund had a total return of 1.5% for the six-months ended April 30, 1997, assuming all dividends were reinvested, and the Government Bond Fund also rose 1.5% for the same period.

The total return on the Financial Horizons Cash Reserve Fund was 2.4% for the six-months ended April 30, 1997, compared to the Consumer Price Index total return of 1.1%.

To help you execute transactions on your Financial Horizons Investment Trust funds, you may call our toll-free shareholder service number at 1-800-848-0920. Your account representative will be happy to help you with new account instructions, address changes, investment or redemption requests.

We appreciate your confidence, and thank you for choosing the funds of the Financial Horizons Investment Trust.

                                          Dimon R. McFerson, Chairman,
                                          June 1997

FINANCIAL HORIZONS INVESTMENT TRUST
                                  GROWTH FUND

For the six month period ended April 30, 1997, the total return of the Growth Fund was 1.9% compared to 14.7% for the S&P 500.

The market was volatile during the past six months. Stocks performed favorably through January and then fell off their highs during March. Large capitalization stocks again outperformed the smaller cap stocks. The Fund lagged the S&P 500 partially due to the fact that it has a smaller average market capitalization than the index. The Fund's performance benefited from the outperformance of the financial sector and its holdings in Merrill Lynch, Bear Stearns, Silicon Valley Bancshares, and Morgan Stanley. Included in the Fund's financial holdings are two credit card issuers, Capital One Financial and First USA. First USA accepted a buyout offer from BANC ONE CORPORATION during January at a large premium to its market value. Consequently, First USA was the Fund's top performing stock and Capital One also outperformed the market. MCI Communications, another large holding, also helped performance as the stock reacted favorably to a buyout offer from British Telecom. Again, the Fund's large position in Intel has benefited performance. Performance was hurt by large holdings in Archer-Daniels-Midland and SPSS, Inc., a computer software company. Some of the less liquid small cap holdings such as FileNet, TRO Learning and Northland Cranberries had poor performance due to company specific issues and thus dragged down the Fund's performance as well.

The Fund continues to invest in companies with good growth prospects at reasonable valuations. During the period, the Fund initiated positions in Alternative Resources Corporation and Schlumberger Ltd. A pullback in Alternative Resources' stock price gave us the opportunity to invest in this firm with long term fundamentals. As suggested in the last annual report, the Fund intended to increase its weighting in the energy sector. We did this by investing in Schlumberger on a pullback early in the period. This move has already added to performance. Conversely, the Fund eliminated positions in Bob Evans Farms, and United American Healthcare and Healthcare Services group due to lack of clear growth opportunities for these companies. The Fund also took advantage of the above average stock price appreciation in Intel, Merrill Lynch and Silicon Valley Bancshares to trim back these positions.

The emphasis in selecting securities continues to be potential capital appreciation rather than dividend income. Therefore, the Fund does not usually generate meaningful distributable income other than through capital gains. Although small-cap stocks are not a priority, the Fund will continue to take advantage of the ability its size affords to hold these securities without sacrificing liquidity.

Laura Klebe, MBA -- Portfolio Manager

FINANCIAL HORIZONS INVESTMENT TRUST -- STATEMENT OF INVESTMENTS   APRIL 30, 1997
                                                                     (UNAUDITED)
                                  GROWTH FUND

 ------------------------------------------------------------
  SHARES                    SECURITY                   VALUE
 ------------------------------------------------------------
              COMMON STOCKS (94.6%)
              AIRLINES (0.9%)
    6,000     Skywest, Inc.                          $   76,500
                                                      ---------
              BUSINESS SERVICES (5.5%)
   10,000     Alternative Resource Corp.*               145,000
    7,500     American Business Information*            142,500
    6,600     Olsten Corp.                              116,325
   10,000     TRO Learning, Inc.*                        83,750
                                                      ---------
                                                        487,575
                                                      ---------
              CHEMICALS (1.4%)
    4,000     Sigma-Aldrich Corp.                       120,000
                                                      ---------
              COMPUTER EQUIPMENT (1.5%)
    7,000     American Power Conversion   Corp.*        134,750
                                                      ---------
              COMPUTERS-SERVICES & SOFTWARE (5.4%)
    4,500     Filenet Corp.*                             50,062
    3,000     HBO & Company                             160,500
   10,000     SPSS, Inc.*                               265,000
                                                      ---------
                                                        475,562
                                                      ---------
              CONSUMER PRODUCTS (3.3%)
   16,000     National Picture & Frame*                 150,000
    4,000     Newell Co.                                140,000
                                                      ---------
                                                        290,000
                                                      ---------
              CONTRACT MANUFACTURING (1.8%)
    5,500     DII Group, Inc.*                          163,625
                                                      ---------
              DENTAL (1.7%)
    3,000     Dentsply International, Inc.              148,500
                                                      ---------
              DISTRIBUTION (1.8%)
    4,725     Bergen Brunswig Corp., Class A            161,240
                                                      ---------
              DRUGS (4.8%)
    4,000     Allergan, Inc.                            107,000
    4,000     Schering-Plough Corp.                     320,000
                                                      ---------
                                                        427,000
                                                      ---------
              ELECTRONICS (7.5%)
    2,500     Intel Corp.                               382,812
    2,000     Motorola, Inc.                            114,500
   11,100     Woodhead Industries, Inc.                 166,500
                                                      ---------
                                                        663,812
                                                      ---------
              ENGINEERING AND CONSTRUCTION (1.2%)
    2,000     Fluor Corp.                               110,000
                                                      ---------

 ------------------------------------------------------------
  SHARES                    SECURITY                   VALUE
 ------------------------------------------------------------
              FINANCIAL (14.7%)
    3,827     Bear Stearns Companies, Inc.           $  116,723
    4,500     Capital One Financial                     162,563
    3,200     First USA, Inc.                           154,000
   18,231     Gainsco, Inc.                             159,521
    3,500     Merrill Lynch & Co., Inc.                 333,375
    2,000     Morgan Stanley Group, Inc.                126,250
    3,900     Silicon Valley Bancshares*                136,500
    5,000     Standard Financial                        114,375
                                                      ---------
                                                      1,303,307
                                                      ---------
              FOOD & BEVERAGE (1.1%)
    5,800     Grand Metropolitan PLC                     48,467
    1,500     Grand Metropolitan PLC ADR                 51,375
                                                      ---------
                                                         99,842
                                                      ---------
              FOOD-GRAIN & AGRICULTURE (3.6%)
   14,056     Archer Daniels Midland Co.                258,279
    5,500     Northland Cranberries, Class A             63,250
                                                      ---------
                                                        321,529
                                                      ---------
              HEALTHCARE SERVICES (3.2%)
    4,200     Apria Healthcare Group*                    70,875
    6,000     Columbia/HCA Healthcare Corp.             210,000
                                                      ---------
                                                        280,875
                                                      ---------
              MACHINERY AND CAPITAL GOODS (4.3%)
    3,000     Durco International, Inc.                  74,625
    2,000     Emerson Electric Co.                      101,500
    9,000     Zebra Technologies Corp.*                 207,000
                                                      ---------
                                                        383,125
                                                      ---------
              MEDICAL PRODUCTS (4.4%)
    5,000     Biomet, Inc.                               75,938
    5,000     Boston Scientific*                        241,250
   10,000     Meridian Diagnositcs                       71,250
                                                      ---------
                                                        388,438
                                                      ---------
              OIL & GAS (5.1%)
    1,300     Amoco Corp.                               108,713
      500     Royal Dutch Petroleum Co.                  90,125
    1,500     Schlumberger Ltd.                         166,125
      800     Texaco, Inc.                               84,400
                                                      ---------
                                                        449,363
                                                      ---------
              POLLUTION CONTROL (0.8%)
    2,500     WMX Technologies, Inc.                     73,438
                                                      ---------

FINANCIAL HORIZONS INVESTMENT TRUST -- STATEMENT OF INVESTMENTS
(CONTINUED)                                                       APRIL 30, 1997
                                                                     (UNAUDITED)
                                  GROWTH FUND

 ------------------------------------------------------------
  SHARES                    SECURITY                   VALUE
 ------------------------------------------------------------
              PRINTING & PUBLISHING (3.5%)
    6,400     International Imaging Materials*       $  108,800
    6,000     Merrill Corp.                             139,500
    2,800     Reader's Digest Assoc., Inc.,
              Class B                                    61,600
                                                    -----------
                                                        309,900
                                                    -----------
              RESTAURANTS (2.1%)
    8,800     Wendy's International, Inc.               181,500
                                                    -----------
              RETAIL (5.5%)
    9,999     CUC International, Inc.*                  211,229
    3,000     Franklin Quest Co.*                        63,375
    5,000     Smart & Final, Inc.                        96,875
    6,000     Tractor Supply Company*                   112,500
                                                    -----------
                                                        483,979
                                                    -----------
              TELECOMMUNICATIONS (9.1%)
    1,333     360 Communications Co.*                    23,161
    2,200     AT & T Corp.                               73,700
    2,712     Lucent Technologies, Inc.                 160,347
    9,800     MCI Communications Corp.                  373,625
    4,000     Sprint Corp.                              175,500
                                                    -----------
                                                        806,333
                                                    -----------
              TIRE & RUBBER (0.4%)
    1,500     Cooper Tire & Rubber Co.                   33,000
                                                    -----------
              Total common stocks   (cost
              $5,856,894)                             8,373,193
                                                    -----------

 ------------------------------------------------------------
 PRINCIPAL                  SECURITY                   VALUE
 ------------------------------------------------------------
               U.S. GOVERNMENT OBLIGATIONS (5.3%)
               U.S. TREASURY BILLS
$   475,000    4.99% through 5.37%, 7/10/97
                 through 10/02/97   (cost
               $466,831)                                466,822
                                                    -----------
               Total investments   (cost
               $6,323,725)                          $ 8,840,015
                                                    ===========

---------------

The abbreviations in the above statement stand for the following:
         PLC Public Limited Company
         ADR American Depository Receipt

* Denotes a non-income producing security.

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percent of net assets.

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
                              MUNICIPAL BOND FUND

In the face of volatile swings in interest rates, the municipal market produced modest total returns over the past six months. Coupon return modestly exceeded slight decreases in municipal prices over the period. For the six months, the Bond Buyer 11 Index moved from a yield of 5.60% to 5.68%. Strong economic data and a vigilant Federal Reserve, intent on keeping inflation in check, forced rates higher at the end of the period. For the six-month period ended April 30, 1997, the Lehman Municipal Bond Index returned 2.0%, while the Fund returned 1.5%.

The Fund seeks to maximize income, while utilizing high quality issues averaging "AA" credit quality. The Fund's average coupon approximates 5.80%, down minimally from six months ago. Average maturity is 18.8 years, also down from six months earlier. The Fund has shifted slightly toward discount bonds (those bonds priced below $98 per $100 of par value) over the period, primarily as a result of the rising interest rate environment. The weighting toward discounts would benefit the fund if the market rallies. However, high income (high coupons) and preservation of capital (high credit quality) is the chief focus of management.

Indeed, the Fed appeared justified in raising the federal funds rate 25 basis points at its March meeting. First Quarter Gross Domestic Product (GDP) growth emerged at a staggering 5.6% and the nation's unemployment rate plunged to 4.9%. Inflation, however, is still yet to emerge from the tightening labor and consumer markets. A possible balanced-budget agreement excited the market in late April, and the bond markets began a slight recovery. Currently the market faces uncertainty over the Fed's next move. Overall, we continue to take a long-term perspective and seek to increase income within the restraints of maintaining high quality holdings whenever possible.

Alpha L. Benson, MBA -- Portfolio Manager

FINANCIAL HORIZONS INVESTMENT TRUST -- STATEMENT OF INVESTMENTS   APRIL 30, 1997
                                                                     (UNAUDITED)
                              MUNICIPAL BOND FUND

 ------------------------------------------------------------
PRINCIPAL                  SECURITY                    VALUE
 ------------------------------------------------------------
              LONG-TERM MUNICIPAL SECURITIES (99.1%)
              ALABAMA (5.7%)
$1,000,000    Birmingham, Alabama General
                 Obligation Refunding Bonds,
                 Series 1992-B, 6.25%, 2016         $ 1,036,250
                                                    -----------

              FLORIDA (5.2%)
1,000,000     Orlando, Florida Utilities
                 Commission Water and Electric
                 Subordinated Revenue Refunding
                 Bonds, Series 1993-A, 5.25%,
                 2014                                   948,750

              ILLINOIS (16.2%)
1,000,000     Chicago Park District, Illinois
                 General Obligation Unlimited Tax
                 Park Bonds, Series 1996, 5.60%,
                 2021                                   958,750
1,000,000     Illinois Housing Development
                 Authority Homeowner Mortgage
                 Revenue Bonds, Series 1994-A-1,
                 6.45%, 2017                          1,025,000
1,000,000     Illinois Regional Transportation
                 Authority, General Obligation
                 Refunding Bonds, Series 1996,
                 5.40%, 2015                            952,500
                                                    -----------
                                                      2,936,250
                                                    -----------
              NEVADA (5.4%)
1,000,000     Nevada State General Obligation,
                 Nevada Municipal Bond Bank
                 Project, Numbers 49 & 50, 5.50%,
                 2016                                   975,000
                                                    -----------

              NEW JERSEY (6.0%)
1,000,000     New Jersey Turnpike Authority
                 Turnpike Revenue Bonds, Series
                 1991-C, 6.50%, 2016                  1,076,250
                                                    -----------

              NEW YORK (5.8%)
1,000,000     New York Local Government
                 Assistance Corporation, Series
                 1993-E, Refunding Bonds, 6.00%,
                 2014                                 1,041,250
                                                    -----------

              NORTH CAROLINA (10.8%)
1,000,000     Charlotte-Mecklenburg Hospital
                 Authority, North Carolina Health
                 Care System Revenue Bonds,
                 Series 1992, 6.25%, 2020             1,022,500
1,000,000     North Carolina Medical Care
                 Commission Health Health Care
                 Revenue Bonds(Carolina Medicorp
                 Project), Series 1996, 5.125%,
                 2016                                   926,250
                                                    -----------
                                                      1,948,750
                                                    -----------

 ------------------------------------------------------------
PRINCIPAL                  SECURITY                    VALUE
 ------------------------------------------------------------
              SOUTH CAROLINA (5.6%)
$1,000,000    South Carolina State Housing
                 Finance & Development Authority
                 Homeownership Mortgage Purchase
                 Bonds, Series 1994-A, 6.375%,
                 2016                               $ 1,012,500
                                                    -----------

              TENNESSEE (5.9%)
1,030,000     Nashville & Davidson County,
                 Tennessee General Obligation
                 Multi-Purpose Improvement Bonds,
                 Series 1994, 6.125%, 2014            1,063,475
                                                    -----------

              TEXAS (15.8%)
1,000,000     Carrollton -- Farmers Branch
                 Independent School District,
                 Texas General Obligation School
                 Building Unlimited Tax Bonds,
                 Series 1995, 5.00%, 2016               915,000
1,000,000     Grand Prairie Independent School
                 District, Texas General
                 Obligation Unlimited Tax School
                 Building and Refunding Bonds,
                 Series 1996, 5.20%, 2017               931,250
1,000,000     Texas State Public Finance
                 Authority Building Revenue
                 Refunding, Series 1992-B, 5.75%,
                 2012                                 1,005,000
                                                    -----------
                                                      2,851,250
                                                    -----------
              UTAH (5.6%)
1,000,000     Utah Housing Finance Agency,
                 Multi-family Housing Revenue
                 Refunding Bonds, (Cottonwood
                 Apartments Project), Issue 1995,
                 6.30%, 2015                          1,011,250
                                                    -----------

              VIRGINIA (5.9%)
  900,000     Virginia Housing Development
                 Authority Commonwealth Mortgage
                 Bonds, Series 1992-C, Subseries
                 C-7, 6.30%, 2015                       913,500
  140,000     Virginia Housing Development
                 Authority Multi-Family Housing
                 Bonds, Series 1991-F, 7.10%,
                 2013                                   147,350
                                                    -----------
                                                      1,060,850
                                                    -----------
              WASHINGTON (5.2%)
1,000,000     Seattle, Washington Limited Tax,
                 General Obligation Bonds, 1995,
                 5.125%, 2015                           932,500
                                                    -----------
              Total long-term municipal
                 securities (cost $17,983,458)      $17,894,325
                                                    ===========

---------------
Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
                              GOVERNMENT BOND FUND

The total return for the Financial Horizons Government Bond Fund for the six-months ended April 30, 1997, was 1.5% compared to a total return of 1.4% for its benchmark index, the Merrill Lynch Government Master Index.

The past six months has been a volatile period for the U.S. bond market. Early in the period, rates fell as the economy grew slowly with little inflation. Rates began to rise late in the year as investors became concerned that economic growth and low unemployment would lead to inflationary pressures. The Federal Reserve raised the federal funds rate by 25 basis points on March 25 and bond yields reached their highs in April. The net change in interest rates was approximately 50 basis points in intermediate rates and 35 basis points in long rates. The Fund out-performed its benchmark due to the tightening of spreads in the mortgage backed and agency sectors.

The Government Bond Fund continues to maintain exposure to the mortgage market with approximately 35% in collateralized mortgage obligations (CMOs). These CMOs are well-structured bonds which should continue to enhance the yield and the return of the Fund. The Fund continues to hold positions in both callable and non-callable agency notes. During the period, some callable agency notes were sold to reduce fund volatility with the proceeds invested in U.S. Treasuries. The remainder of the portfolio is invested in repurchase agreements for liquidity.

Wayne T. Frisbee, CFA
Kimberly Bingle, CFA, FLMI
Gary Hunt, MBA
Portfolio Managers

FINANCIAL HORIZONS INVESTMENT TRUST -- STATEMENT OF INVESTMENTS   APRIL 30, 1997
                                                                     (UNAUDITED)
                              GOVERNMENT BOND FUND

 ------------------------------------------------------------
 PRINCIPAL                  SECURITY                   VALUE
 ------------------------------------------------------------
               MORTGAGE BACKED SECURITIES (36.3%)
$ 2,000,000    FHLMC (REMIC) Series 1313-G,
               7.25%, 06/15/07                      $ 2,010,880
  3,000,000    FHLMC (REMIC) Series 1344-D,
               6.00%, 08/15/07                        2,746,770
  1,289,219    FHLMC (REMIC) Series 31-E,
               7.55%, 05/15/20                        1,289,528
    652,521    FHLMC (REMIC) Series 190-D,
               9.20%, 10/15/21                          677,285
  4,000,000    FNMA (REMIC) Series 92-126,
               8.00%, 07/25/02                        4,086,700
    250,814    FNMA (REMIC) Series 1991-68E,
               8.35%, 10/25/03                          250,998
    385,051    FNMA (REMIC) Series 1989-86,
               8.75%, 11/25/19                          401,281
  1,595,664    FNMA (REMIC) Series 90-7-B,
               8.50%, 01/25/20                        1,651,456
  3,823,069    FNMA (REMIC) Series 1990-16D,
               9.00%, 03/25/20                        3,977,296
    841,193    FNMA (REMIC) Series 1991-73A,
               8.00%, 07/25/21                          858,238
  1,000,000    FNMA (REMIC) Series 93-203 PJ,
               6.50%, 10/25/23                          966,350
                                                    -----------
               Total mortgage backed securities
               (cost $18,743,627)                    18,916,782
                                                    -----------

 ------------------------------------------------------------
 PRINCIPAL                  SECURITY                   VALUE
 ------------------------------------------------------------
               U. S. GOVERNMENT AND AGENCY LONG-TERM
               OBLIGATIONS (56.2%)
$ 4,000,000    Federal Home Loan Banks,
               6.36%, 03/21/01                      $ 3,960,068
  3,000,000    Federal Home Loan Mortgage
                 Corp., 7.445%, 04/14/04              3,000,696
  1,000,000    Federal National Mortgage Assoc.,
               7.26%, 10/05/05                          989,140
 15,000,000    Resolution Funding STRIPS,
                 0.00%, 04/15/06                      8,144,235
 10,000,000    Resolution Funding STRIPS,
                 0.00%, 07/15/13                      3,139,890
  6,000,000    U.S. Treasury Notes,
               7.50%, 10/31/99                        6,150,000
  4,000,000    U.S. Treasury Notes,
               5.625%, 11/30/00                       3,887,500
                                                    -----------
               Total U.S. government and agency
               long-term obligations
               (cost $29,151,127)                    29,271,529
                                                    -----------
               REPURCHASE AGREEMENT (8.0%)
  4,153,000    Prudential Securities, 5.32%,
                 05/01/97, Collateralized by
                 $4,260,000 U.S. Treasury Notes,
                 6.375%, 09/30/01, market value
                 $4,241,639 (cost $4,153,000)         4,153,000
                                                    -----------
               Total investments
               (cost $52,047,754)                   $52,341,311
                                                    ===========

---------------

The abbreviations in the above statement stand for the following:

     FHLMC  Federal Home Loan Mortgage Corporation
     FNMA   Federal National Mortgage Association
     REMIC  Real Estate Mortgage Investment Conduit

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST
                               CASH RESERVE FUND

At April 30, 1997, the Financial Horizons Cash Reserve Fund had assets of $4.3 million. The average maturity was 39 days. Commercial paper accounted for approximately 88% of the Fund followed by U.S. and Canadian Government obligations at 9% and 3% , respectively.

Total return of the Fund was 2.4% for the six-month period, compared to the Consumer Price Index total return of 1.1%. The 30 day effective yield was 4.95%.

March 1997 marked the beginning of the seventh year of expansion for the U.S. economy. On March 25, 1997, the Federal Reserve raised short term interest rates. This move, which is the first since January 1996, raised the target for the Fed Funds rate to 5.50% from 5.25%. Future rate increases may be necessary to contain inflationary pressures. Economic indicators suggest that the economy continues to grow.

The Fund invests in only first tier money market instruments. An internal credit review is completed on all issuers prior to investment.

Karen G. Mader, MA
Portfolio Manager

FINANCIAL HORIZONS INVESTMENT TRUST -- STATEMENT OF INVESTMENTS   APRIL 30, 1997
                                                                     (UNAUDITED)
                               CASH RESERVE FUND

 ------------------------------------------------------------
PRINCIPAL                  SECURITY                   VALUE
 ------------------------------------------------------------
             CANADIAN GOVERNMENT OBLIGATIONS (3.4%)
$150,000     Canadian Wheat Board, 5.30-5.32%,
                 06/03/97 (cost $149,269)           $  149,269
                                                    ----------
             COMMERCIAL PAPER (87.2%)
             AGRICULTURE/FINANCE (3.7%)
 161,000     Deere, John Capital, 5.61%, 07/17/97      159,068
                                                    ----------
             AUTO/FINANCE (3.7%)
 160,000     Ford Motor Credit, 5.26%, 05/06/97        159,883
                                                    ----------
             BANKS (6.8%)
 145,000     Morgan (J.P.) & Co., 5.57-5.60%,
                 07/17/97                              143,263
 160,000     National City Credit, 5.56-5.62%,
                 07/07/97                              158,344
                                                    ----------
                                                       301,607
                                                    ----------
             BROKER/DEALERS (14.7%)
 160,000     Bear Stearns Company, 5.28%,
                 05/15/97                              159,672
 160,000     Goldman Sachs Group, 5.47-5.59%,
                 05/28/97                              159,344
 160,000     Merrill Lynch & Co., 5.65%, 07/23/97      157,916
 160,000     Smith Barney, Inc., 5.50%, 05/20/97       159,535
                                                    ----------
                                                       636,467
                                                    ----------
             CHEMICALS (3.5%)
 154,000     PPG Industries, Inc., 5.50-5.54%,
                 05/15/97                              153,671
                                                    ----------
             CONSUMER PRODUCTS (3.7%)
 160,000     Clorox Co., 5.52%, 05/07/97               159,853
                                                    ----------
             CONSUMER SALES FINANCE (12.6%)
 160,000     Avco Financial Services, 5.51%,
                 05/30/97                              159,290
 125,000     Beneficial Corp., 5.48%, 05/20/97         124,639
 150,000     Commercial Credit Co., 5.50%,
                 05/14/97                              149,702
 112,000     Norwest Financial, 5.53%, 05/19/97        111,690
                                                    ----------
                                                       545,321
                                                    ----------
             CORPORATE CREDIT UNIONS (3.3%)
 144,000     U.S. Central Credit, 5.30-5.57%,
                 05/09/97                              143,822
                                                    ----------

 ------------------------------------------------------------
PRINCIPAL                  SECURITY                   VALUE
 ------------------------------------------------------------
             DIVERSIFIED FINANCE (4%)
$162,000     GE Capital Corp., 5.65%, 07/28/97      $  159,763
                                                    ----------
             ENTERTAINMENT (3.2%)
 141,000     Walt Disney Company, 5.43%, 05/23/97      140,532
                                                    ----------
             FINANCE SERVICE/UTILITY (3.5%)
 154,000     National Rural Utilities
                 Cooperative, 5.53%, 06/06/97          153,148
                                                    ----------
             FOOD & BEVERAGE (2.3%)
 100,000     Heinz (H.J.) Company, 5.52%,
                 06/20/97                               99,233
                                                    ----------
             INSURANCE (7.3%)
 150,000     Metlife Funding Inc., 5.54%,
                 06/06/97                              149,169
 170,000     Principal Mutual Life Co., 5.50%,
                 05/09/97                              169,792
                                                    ----------
                                                       318,961
                                                    ----------
             OFFICE EQUIPMENT AND SUPPLY (3.4%)
 150,000     Pitney Bowes Credit Corp., 5.49%,
                 05/28/97                              149,382
                                                    ----------
             OIL & GAS (3.5%)
 154,000     Chevron Oil Finance, 5.42%, 05/23/97      153,490
                                                    ----------
             PACKING/CONTAINERS (2.6%)
 112,000     Bemis Co. Inc., 5.53%, 05/16/97           111,742
                                                    ----------
             PHARM/PERSONAL CARE (3.0%)
 130,000     Schering Corp., 5.53%, 07/01/97           128,782
                                                    ----------
             PREMIUM FINANCE (2.4%)
 103,000     A.I. Credit Corp., 5.31-5.50%,
                 05/01/97                              103,000
                                                    ----------
             Total commercial paper
                 (cost $3,777,725)                   3,777,725
                                                    ----------
             U.S. GOVERNMENT OBLIGATIONS (8.8%)
  60,000     U.S. Treasury Bill, 5.14%, 06/26/97        59,521
 175,000     U.S. Treasury Bill, 5.05%, 07/24/97       172,938
 150,000     U.S. Treasury Bill, 5.15%, 08/21/97       147,597
                                                    ----------
             Total U.S. government obligations
                 (cost $380,056)                       380,056
                                                    ----------
             Total investments
                 (cost $4,307,050)                  $4,307,050
                                                    ==========


---------------

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST                               APRIL 30, 1997
                                                                     (UNAUDITED)
                      STATEMENTS OF ASSETS AND LIABILITIES

                                                                                     MUNICIPAL        GOVERNMENT          CASH
                                                                      GROWTH           BOND              BOND           RESERVE
                                                                       FUND            FUND              FUND             FUND
ASSETS
Investments in securities, at value                                $8,840,015      $17,894,325       $52,341,311      $4,307,050
 (cost $6,323,725, $17,983,458, $52,047,754, and, $4,307,050, respectively)
Cash                                                                       --               --                --          34,905
Receivable for Fund shares sold                                            --              181                --              --
Receivable for investment securities sold                              34,861               --         3,973,010              --
Accrued interest and dividends receivable                               6,423          327,523           485,512              --
                                                                   --------------------------------------------------------------
TOTAL ASSETS                                                        8,881,299       18,222,029        56,799,833       4,341,955

LIABILITIES
Bank loan                                                               7,080            9,576            13,631              --
Payable for Fund shares redeemed                                       15,410           94,620           384,172           7,042
Payable for investment securities sold                                     --               --         4,153,000              --
Accrued management fees                                                 4,641            9,634            27,737           1,408
Accrued transfer agent fees                                             1,122            2,252             7,762             167
Dividends payable                                                           5           30,646           128,468           1,196
Other accrued expenses                                                  3,886           15,823            23,626               7
                                                                   --------------------------------------------------------------
TOTAL LIABILITIES                                                      32,144          162,551         4,738,396           9,820
                                                                   --------------------------------------------------------------
NET ASSETS                                                         $8,849,155      $18,059,478       $52,061,437      $4,332,135
                                                                   ==============================================================
NET ASSETS REPRESENTED BY:
Capital Shares, $1 par value, outstanding                           $ 469,298       $1,692,268       $ 4,843,762      $4,332,264
Capital paid in excess of par value                                 5,518,151       17,320,535        48,153,241            (113)
Net unrealized appreciation (depreciation)                          2,516,290          (89,133)          293,557              --
Accumulated undistributed net realized gain (loss)                    339,129         (864,192)       (1,234,356)             (5)
Accumulated undistributed (distributions in excess of) net              6,287
 investment income                                                                          --             5,233             (11)
                                                                   --------------------------------------------------------------
NET ASSETS                                                         $8,849,155      $18,059,478       $52,061,437      $4,332,135
                                                                   ==============================================================
Shares outstanding (unlimited number of shares authorized)            469,298        1,692,268         4,843,762       4,332,264
                                                                   ==============================================================
NET ASSET VALUE AND OFFERING PRICE PER SHARE*                       $   18.86       $    10.67       $     10.75       $    1.00
                                                                   ==============================================================

* For the Growth Fund, the Municipal Bond Fund, and the Government Bond Fund, the redemption price per share varies by the length of time shares are held.

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST      FOR THE SIX MONTHS ENDED APRIL 30, 1997
                                                                     (UNAUDITED)
                            STATEMENTS OF OPERATIONS

                                                                                         MUNICIPAL      GOVERNMENT         CASH
                                                                           GROWTH          BOND            BOND          RESERVE
                                                                            FUND           FUND            FUND            FUND
INVESTMENT INCOME:

INCOME:
Dividends                                                                 $ 41,508             --              --             --
Interest                                                                    15,633       $557,519      $1,851,519       $114,483
Other                                                                           --             --          68,964             --
                                                                          -------------------------------------------------------
Total income                                                                57,141        557,519       1,920,483        114,483

EXPENSES:
Distribution fees                                                           34,740         70,987         205,612             --
Investment management fees                                                  30,108         62,490         178,192          8,454
Transfer agent fees                                                          5,901          7,010          25,848            566
Professional services                                                        1,196          2,823           7,611            557
Registration fees                                                            1,108          1,497           2,677          1,287
Shareholders' reports                                                        2,232          2,007           9,119            212
Custodian fees                                                               1,230          8,232           5,703          2,237
Trustee fees and expenses                                                      721          1,757           4,714            341
Other                                                                          215            968           1,847            174
                                                                          -------------------------------------------------------
Total expenses before waived expenses                                       77,451        157,771         441,323         13,828
Total waived expenses                                                       33,728         68,747         205,612             --
                                                                          -------------------------------------------------------
Net expenses                                                                43,723         89,024         235,711         13,828
                                                                          -------------------------------------------------------
NET INVESTMENT INCOME                                                     $ 13,418       $468,495      $1,684,772       $100,655
                                                                          =======================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments                                          $336,779       $ 86,743       $  67,314        $     1
Net change in unrealized appreciation (depreciation) of investments       (171,904)      (247,826)       (964,705)            --
                                                                          -------------------------------------------------------
Net realized and unrealized gain (loss) on investments                     164,875       (161,083)       (897,391)             1
                                                                          -------------------------------------------------------
NET INCREASE IN ASSETS RESULTING FROM OPERATIONS                          $178,293       $307,412       $ 787,381        $100,656
                                                                          =======================================================

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      GROWTH FUND                   MUNICIPAL BOND FUND
                                                               SIX MONTHS       YEAR ENDED       SIX MONTHS      YEAR ENDED
                                                             ENDED APRIL 30,    OCTOBER 31,    ENDED APRIL 30,   OCTOBER 31,
                                                                  1997             1996             1997            1996
                                                               (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                          $    13,418      $   2,285        $   468,495     $1,051,197
Net realized gain on investments                                   336,779        456,661             86,743        249,540
Net change in unrealized appreciation (depreciation) of
 investments                                                      (171,904)       995,019           (247,826)      (275,812)
                                                             --------------------------------------------------------------
Net increase in net assets resulting from operations               178,293      1,453,965            307,412      1,024,925

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                               (2,768)            --           (468,495)    (1,051,197)
In excess of net investment income                                      --             --                 --           (301)
Net realized gain from investment transactions                    (455,746)      (819,732)                --             --
                                                             --------------------------------------------------------------
Decrease in net assets from distributions to to
 shareholders                                                     (458,514)      (819,732)          (468,495)    (1,051,498)

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   264,571        896,371            115,400         83,672
Net asset value of shares issued to shareholders from
 reinvestment of dividends                                         453,044        806,112            270,442        617,827
Cost of shares redeemed                                           (683,543)      (835,073)        (2,665,131)    (5,980,992)
                                                             --------------------------------------------------------------
Increase (decrease) in net assets derived from capital
 share transactions                                                 34,072        867,410         (2,279,289)    (5,279,493)
                                                             --------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                             (246,149)     1,501,643         (2,440,372)    (5,306,066)
NET ASSETS -- BEGINNING OF PERIOD                                9,095,304      7,593,661         20,499,850     25,805,916
                                                             --------------------------------------------------------------
NET ASSETS -- END OF PERIOD                                    $ 8,849,155     $9,095,304        $18,059,478    $20,499,850
                                                             ==============================================================
Undistributed net realized gain (loss) on investments
 included in net assets at end of period                       $   339,129      $ 458,096        $  (864,192)     $(950,935)
                                                             ==============================================================
Undistributed (distributions in excess of) net investment
 income included in net assets at end of period                $     6,287      $  (4,363)       $        --      $    (301)
                                                             ==============================================================
SHARE ACTIVITY:
Shares sold                                                         13,630         48,331             10,687          7,850
Reinvestment of dividends                                           23,486         46,328             25,125         57,620
Shares redeemed                                                    (35,054)       (45,321)          (247,039)      (559,944)
                                                             ==============================================================
Net increase (decrease) in number of shares                          2,062         49,338           (211,227)      (494,474)
                                                             ==============================================================

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  GOVERNMENT BOND FUND                CASH RESERVE FUND
                                                               SIX MONTHS        YEAR ENDED       SIX MONTHS       YEAR ENDED
                                                             ENDED APRIL 30,    OCTOBER 31,     ENDED APRIL 30,    OCTOBER 31,
                                                                  1997              1996             1997             1996
                                                               (UNAUDITED)                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                          $ 1,684,772      $ 3,989,258       $   100,655      $ 202,483
Net realized gain (loss) on investments                             67,314          746,770                 1             (3)
Net change in unrealized appreciation (depreciation) of
 investments                                                      (964,705)      (1,785,043)               --             --
                                                             ---------------------------------------------------------------
Net increase in net assets resulting from operations               787,381        2,950,985           100,656        202,480

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                           (1,680,583)      (3,988,214)         (100,655)      (202,483)
In excess of net investment income                                      --               --               (11)            (8)
Paid in capital                                                         --               --                --           (105)
                                                             ---------------------------------------------------------------
Decrease in net assets from distributions to shareholders       (1,680,583)      (3,988,214)         (100,666)      (202,596)

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   126,566          452,449           134,170        280,277
Net asset value of shares issued to shareholders from
 reinvestment of dividends                                         847,622        2,053,433            93,337        186,091
Cost of shares redeemed                                         (6,756,278)     (11,921,797)         (138,113)      (373,733)
                                                             ---------------------------------------------------------------
Increase (decrease) in net assets derived from capital
 share transactions                                             (5,782,090)      (9,415,915)           89,394         92,635
                                                             ---------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                           (6,675,292)     (10,453,144)           89,384         92,519
NET ASSETS -- BEGINNING OF PERIOD                               58,736,729       69,189,873         4,242,751      4,150,232
                                                             ---------------------------------------------------------------
NET ASSETS -- END OF PERIOD                                    $52,061,437      $58,736,729       $ 4,332,135     $4,242,751
                                                             ===============================================================
Undistributed net realized loss on investments included in
 net assets at end of period                                   $(1,234,356)     $(1,301,670)      $        (5)     $      (6)
                                                             ===============================================================
Undistributed (distributions in excess of) net investment
 income included in net assets at end of period                      5,233            1,044               (11)            (8)
                                                             ===============================================================
SHARE ACTIVITY:
Shares sold                                                         11,686           40,874           134,170        280,277
Reinvestment of dividends and distributions                         78,192          188,895            93,337        186,091
Shares redeemed                                                   (622,816)      (1,101,948)         (138,113)      (373,733)
                                                             ===============================================================
Net increase (decrease) in number of shares                       (532,938)        (872,179)           89,394         92,635
                                                             ===============================================================

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                                                            SIX MONTHS                            GROWTH FUND
                                                          ENDED APRIL 30,                   YEARS ENDED OCTOBER 31,
                                                               1997            1996        1995       1994       1993       1992
                                                            (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                        $ 19.47         $18.17      $15.11    $14.17     $12.46     $11.99

Net investment income (loss)                                     0.04          0.01       (0.01)      0.03       0.08       0.22
Net realized gain (loss) and unrealized appreciation
 (depreciation)                                                  0.35          3.28        3.23       0.95       1.73       0.43
                                                          ----------------------------------------------------------------------
Total from investment operations                                 0.39          3.29        3.22       0.98       1.81       0.65
Dividends from net investment income                            (0.01)            -           -      (0.04)     (0.10)     (0.18)
Distributions in excess of net investment income                    -             -       (0.01)         -          -          -
Distributions from net realized gain from investment
 transactions                                                   (0.99)        (1.99)      (0.15)         -          -          -
                                                          ----------------------------------------------------------------------
Total distributions                                             (1.00)        (1.99)      (0.16)     (0.04)     (0.10)     (0.18)
                                                          ----------------------------------------------------------------------
Net increase (decrease) in net asset value                      (0.61)         1.30        3.06       0.94       1.71       0.47
                                                          ----------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD                              $ 18.86        $19.47      $18.17     $15.11     $14.17     $12.46
                                                          ======================================================================

Total Return                                                     1.86%        19.41%      21.57%      6.92%     14.59%      5.42%

Net Assets, End of Period (000)                               $ 8,849         $9,095      $7,594     $6,787     $5,165     $3,095

Ratio of expenses to average net assets                          0.94%*        1.44%       1.47%      1.59%      1.44%      1.27%

Ratio of expenses to average net assets**                        1.67%*        1.69%       1.72%      1.90%      2.03%      2.02%

Ratio of net investment income (loss) to average net
 assets                                                          0.29%*        0.03%      (0.05%)     0.21%      0.63%      1.45%

Ratio of net investment income (loss) to average net
 assets**                                                       (0.44%)*      (0.22%)     (0.30%)    (0.82%)     0.05%      0.70%

Portfolio turnover                                               6.50%        17.19%      29.19%     14.14%     12.98%     12.14%

Average commission rate paid***                                  6.0000(cents) 5.9080(cents)  -          -          -          -

---------------
* Ratios are annualized for periods of less than one year. Total return is not annualized.

**  Ratios calculated as if no expenses were waived.

*** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                                                        SIX MONTHS                          MUNICIPAL BOND FUND
                                                      ENDED APRIL 30,                     YEARS ENDED OCTOBER 31,
                                                           1997            1996        1995        1994        1993        1992
                                                        (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                    $ 10.77         $ 10.76     $  9.86     $ 11.75     $ 10.64     $ 10.61

Net investment income                                        0.26            0.48        0.50        0.49        0.56        0.61
Net realized gain (loss) and unrealized appreciation
 (depreciation)                                             (0.10)           0.01        0.90       (1.62)       1.22        0.07
                                                      ---------------------------------------------------------------------------
Total from investment operations                             0.16            0.49        1.40       (1.13)       1.78        0.68
Dividends from net investment income                        (0.26)          (0.48)      (0.50)      (0.49)      (0.56)      (0.61)
Distributions from net realized gain from investment
 transactions                                                   -               -           -       (0.27)      (0.11)      (0.04)
                                                      ---------------------------------------------------------------------------
Total distributions                                         (0.26)          (0.48)      (0.50)      (0.76)      (0.67)      (0.65)
                                                      ---------------------------------------------------------------------------
Net increase (decrease) in net asset value                  (0.10)           0.01        0.90       (1.89)       1.11        0.03
                                                      ---------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD                          $ 10.67         $ 10.77     $ 10.76     $  9.86     $ 11.75     $ 10.64
                                                      ===========================================================================

Total Return                                                 1.49%           4.72%      14.50%     (10.11%)     17.18%       6.56%

Net Assets, End of Period (000)                           $18,059         $20,500     $25,806     $26,412     $25,828     $14,641

Ratio of expenses to average net assets                      0.93%*          1.36%       1.35%       1.27%       1.01%       0.65%

Ratio of expenses to average net assets**                    1.64%*          1.61%       1.60%       1.57%       1.61%       1.62%

Ratio of net investment income (loss) to average net
 assets                                                      4.88%*          4.53%       4.82%       4.58%       4.81%       5.65%

Ratio of net investment income (loss) to average net
 assets**                                                    4.17%*          4.28%       4.57%       4.28%       4.11%       4.68%

Portfolio turnover                                           9.98%          38.80%      60.79%      69.67%      46.95%      57.98%

---------------
* Ratios are annualized for periods of less than one year. Total return is not annualized.

** Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                                                         SIX MONTHS                        GOVERNMENT BOND FUND
                                                       ENDED APRIL 30,                    YEARS ENDED OCTOBER 31,
                                                            1997           1996        1995        1994        1993        1992
                                                         (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                     $ 10.92        $ 11.07     $ 10.12     $ 11.31     $ 11.00     $ 10.81

Net investment income                                         0.33           0.68        0.68        0.58        0.63        0.89
Net realized gain (loss) and unrealized appreciation
 (depreciation)                                              (0.17)         (0.15)       0.95       (1.10)       0.50        0.25
                                                       --------------------------------------------------------------------------
Total from investment operations                              0.16           0.53        1.63       (0.52)       1.13        1.14
Dividends from net investment income                         (0.33)         (0.68)      (0.68)      (0.58)      (0.66)      (0.89)
Distributions from net realized gain from investment
 transactions                                                    -              -           -       (0.09)      (0.16)      (0.06)
                                                       --------------------------------------------------------------------------
Total distributions                                          (0.33)         (0.68)      (0.68)      (0.67)      (0.82)      (0.95)
                                                       --------------------------------------------------------------------------
Net increase (decrease) in net asset value                   (0.17)         (0.15)       0.95       (1.19)       0.31        0.19
                                                       --------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD                           $ 10.75        $ 10.92     $ 11.07     $ 10.12     $ 11.31     $ 11.00
                                                       ==========================================================================

Total Return                                                  1.48%          5.01%      16.68%      (4.75%)     10.76%      10.93%

Net Assets, End of Period (000)                            $52,061        $58,737     $69,190     $70,218     $84,602     $64,249

Ratio of expenses to average net assets                       0.86%*         0.84%       0.89%       1.28%       1.00%       0.65%

Ratio of expenses to average net assets**                     1.61%*         1.59%       1.58%       1.58%       1.61%       1.66%

Ratio of net investment income to average net assets          6.15%*         6.26%       6.42%       5.42%       5.55%       8.18%

Ratio of net investment income to average net
 assets**                                                     5.40%*         5.51%       5.73%       5.12%       4.93%       7.17%

Portfolio turnover                                           19.93%         21.04%     140.55%     174.40%     143.63%      87.67%

---------------
* Ratios are annualized for periods of less than one year. Total return is not annualized.
** Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                                                        SIX MONTHS                           CASH RESERVE FUND
                                                      ENDED APRIL 30,                     YEARS ENDED OCTOBER 31,
                                                           1997             1996        1995        1994        1993        1992
                                                        (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                    $  1.00          $1.00       $1.00       $1.00       $1.00       $1.00

Net investment income                                        0.02           0.05        0.05        0.03        0.02        0.03
Dividends from net investment income                        (0.02)         (0.05)      (0.05)      (0.03)      (0.02)      (0.03)
                                                      --------------------------------------------------------------------------
Net increase (decrease) in net asset value                      -              -           -           -           -           -
                                                      --------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD                          $  1.00          $1.00       $1.00       $1.00       $1.00       $1.00
                                                      ==========================================================================

Total Return                                                 2.39%          4.97%       5.41%       3.08%       2.05%       3.07%

Net Assets, End of Period (000)                           $ 4,332          $4,243      $4,150      $3,950      $2,788      $2,538

Ratio of expenses to average net assets                      0.65%*         0.65%       0.65%       0.84%       1.17%       1.06%

Ratio of expenses to average net assets**                    0.65%*         0.65%       0.65%       1.06%       2.20%       1.82%

Ratio of net investment income to average net assets         4.76%*         4.86%       5.29%       3.14%       2.04%       3.02%

Ratio of net investment income to average net
 assets**                                                    4.76%*         4.86%       5.29%       2.92%       0.79%       2.28%

---------------
* Ratios are annualized for periods of less than one year. Total return is not annualized.
** Ratios calculated as if no expenses were waived.

See accompanying notes to financial statements.

FINANCIAL HORIZONS INVESTMENT TRUST                               APRIL 30, 1997
                                                                     (UNAUDITED)
                         NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Financial Horizons Investment Trust (Trust), is a diversified, open-end investment management company organized under the laws of Massachusetts by a Declaration of Trust dated May 9, 1988. The Trust offers shares in four separate mutual funds and is registered under the Investment Company Act of 1940.

     (a) Security Valuation
     ----------------------

        (1) Growth Fund, Municipal Bond Fund and Government Bond Fund:
            Securities traded on a national securities exchange are valued at the last sale price on the principal exchange, or if the securities are traded only in the over-the-counter market, they are valued at the last quoted sale price, or if there is no sale, at the quoted bid price. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures authorized by the Board of Trustees.

        (2) Cash Reserve Fund: Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended.

       The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

     (b) Security Transactions and Investment Income
     -----------------------------------------------

       Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income, including the pro rata amortization of premium and discount where applicable, is recorded on an accrual basis.

     (c) Federal Income Taxes
     ------------------------

       The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to shareholders. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the Trust.

       As of October 31, 1996, the Municipal and Government Bond Funds had net capital loss carry forwards of $950,935, and $1,301,670, respectively, available to offset future capital gains, which will expire in 6 to 7 years.

     (d) Dividends to Shareholders
     -----------------------------

        (1) Growth Fund:
          Dividends are paid semi-annually and are recorded on the ex-dividend date.

        (2) Municipal Bond Fund, Government Bond Fund, and Cash Reserve Fund:
          Dividends are declared daily and paid monthly from net investment income.

       Distributable net realized capital gains are declared and distributed at least annually for all funds.

FINANCIAL HORIZONS INVESTMENT TRUST                               APRIL 30, 1997
                                                                     (UNAUDITED)
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

       Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective funds.

       Accordingly, as of April 30, 1997, undistributed net investment income and capital paid in excess of par value have been adjusted by the following amounts:

                                                                            CAPITAL
                                                                            PAID IN
                                                      UNDISTRIBUTED NET    EXCESS OF
                                                      INVESTMENT INCOME    PAR VALUE
Municipal Bond Fund                                         $(301)           $ 301
Cash Reserve Fund                                              (8)               8

     (e) Expenses
     ------------

       Direct expenses of a fund are allocated to that fund. General expenses of the Trust are allocated to the funds based upon each fund's relative average net assets.

     (f) Use of Estimates
     --------------------

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

2. TRANSACTIONS WITH AFFILIATES

As investment manager for the funds, Nationwide Advisory Services, Inc. (NAS), (formerly Nationwide Financial Services, Inc.), an affiliated company, earns an annual fee of .65% based on the average daily net assets of the Growth Fund, Municipal Bond Fund and Government Bond Fund and .40% of the average daily net assets of the Cash Reserve Fund.

NAS also receives fees for distribution pursuant to a Rule 12b-1 Distribution Plan approved by the Board of Trustees. These fees are based on average daily net assets of the Growth Fund, the Municipal Bond Fund, and the Government Bond Fund at an annual rate of .75%. During the six months ended April 30, 1997, NAS waived distribution fees for the Growth, Municipal Bond, and Government Bond Funds totaling $33,728, $68,747, and $205,612, respectively, or $.144, $.077 and
$.081 per average share outstanding.

FINANCIAL HORIZONS INVESTMENT TRUST                               APRIL 30, 1997
                                                                     (UNAUDITED)
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NAS also receives fees as principal underwriter from contingent deferred sales charges (CDSC) ranging from 5% to 1%, imposed on redemptions which cause the current value of an account to fall below the total purchase payments made during the past six years. During the six months ended April 30, 1997, NAS received fees of $6,524, $32,405, $7,827, and $1,509 on the Growth, Municipal Bond, Government Bond, and Cash Reserve Funds, respectively. Additionally, the Government Bond Fund retained fees (CDSC) of $68,964 pursuant to NASD guidelines which limit sales charges payable to underwriters. These fees are reported as "other income."

A subsidiary of NAS (Nationwide Investors Services, Inc.) acts as transfer and dividend disbursing agent for the funds.

3. BANK LOANS

The Trust has an unsecured bank line of credit of $6,000,000. Borrowings under this arrangement bear interest at the federal funds rate plus .50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding U.S. Government and short-term securities) and purchases and sales of U.S. Government Obligations for the six months ended April 30, 1997 are summarized as follows:

                                                              SECURITIES            U.S. GOV'T. OBLIGATIONS
                                                       PURCHASES       SALES       PURCHASES        SALES
Growth Fund                                            $  563,080    $  710,519    $  654,295    $  863,762
Municipal Bond Fund                                     1,906,490     3,996,505            --            --
Government Bond Fund                                           --            --     9,996,719    11,354,924
Cash Reserve Fund                                              --            --       540,918       326,000

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation (depreciation) at April 30, 1997, are the following components:

                                                                                               NET
                                                                GROSS         GROSS         UNREALIZED
                                                              UNREALIZED    UNREALIZED     APPRECIATION
                                                                GAINS         LOSSES      (DEPRECIATION)
Growth Fund                                                   $2,834,761    $(318,471)      $2,516,290
Municipal Bond Fund                                             179,832      (268,965)         (89,133)
Government Bond Fund                                            526,910      (233,353)         293,557